Description of Organization and Business Operations (Details Narrative) - USD ($)								1 Months Ended	9 Months Ended		12 Months Ended
		Nov. 20, 2018	Nov. 20, 2018	Nov. 09, 2018	Aug. 21, 2018	Sep. 13, 2017	Aug. 22, 2017	May 31, 2017	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018
Proceeds from sale of private units										$ 2,615,000	$ 2,615,000
Cash held in trust account											$ 52,895,652
Number of shares purchased									750,000		750,000
Proceeds from sale of equity										$ 50,860,100	$ 50,860,100
Withdrawal of interest to pay working capital expenses									$ 600,000		600,000
Number of shares issued for services, value											$ 48,161,220
Number of shares issued	[1]							25,000
Number of shares issued upon conversion of convertible securities				520,000
I-AM Capital Partners LLC (the "Sponsor") [Member]
Sale of stock, price per share											$ 12.00
Smaaash Entertainment Private Limited [Member]
Number of shares issued				2,000,000
Chardan Capital Markets [Member] | Smaaash Entertainment Private Limited [Member]
Number of shares purchased				5,119,390
Number of shares issued for services				208,000
Chardan Capital Markets [Member] | Smaaash Entertainment Private Limited [Member] | Warrant [Member]
Number of warrants to purchase shares of common stock issued and outstanding				5,461,500
Chardan Capital Markets [Member] | Restricted Stock [Member]
Number of shares issued for services			208,000
Number of shares issued for services, per share		$ 10.21	$ 10.21
Chardan Capital Markets [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Number of shares issued for services, value		$ 2,125,000
Initial Public Offering [Member]
Proceeds from sale of units							$ 50,000,000
Proceeds from sale of private units							$ 2,545,000
Number of shares purchased							5,000,000		250,000		750,000
Sale of stock, price per share							$ 10.00		$ 11.50		$ 10.00
Initial Public Offering [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares issued				4,448,260
Number of shares issued, per share				$ 10.2187363
Proceeds from sale of shares				$ 45,455,596
Initial Public Offering and Private Placement [Member]
Cash held in trust account							$ 50,750,000
Over-Allotment Option [Member]
Number of shares purchased						200,000			26,250		26,250
Sale of stock, price per share						$ 10.00			$ 10.15		$ 10.15
Proceeds from sale of equity						$ 2,000,000
Private Placement [Member]
Proceeds from sale of private units									$ 2,545,000		$ 2,545,000
Number of shares purchased						7,000			254,500		254,500
Sale of stock, price per share					$ 0.058				$ 10.00		$ 10.00
Proceeds from sale of equity						$ 70,000
Withdrawal of interest to pay working capital expenses					$ 303,610
Private Placement [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares purchased						7,000
Sale of stock, price per share						$ 10.00

[1]	Includes an aggregate of 187,500 shares of common stock that are subject to forfeiture to the extent that the underwriters over-allotment is not exercised in full (note 6).